Property, Plant And Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2017	2016
Land	-	$1,630	$1,643
Buildings and improvements	2-44	36,319	35,036
Central office equipment[1]	3-10	94,076	92,954
Cable, wiring and conduit	15-50	67,695	79,279
Satellites	14-17	2,967	2,710
Other equipment	3-20	90,017	88,436
Software	3-5	16,750	14,472
Under construction	-	4,045	5,118
		313,499	319,648
Accumulated depreciation and amortization		188,277	194,749
Property, plant and equipment - net		$125,222	$124,899
[1]	Includes certain network software.

Our depreciation expense was $19,761 in 2017, $20,661 in 2016 and $19,289 in 2015. Depreciation expense included amortization of software totaling $2,810 in 2017, $2,362 in 2016 and $1,660 in 2015.

During the fourth quarter of 2017, we determined that certain copper assets will not be necessary to support future network activity due to fiber deployment plans in particular markets. We recorded a noncash pretax charge of $2,883 to abandon these assets.

During the fourth quarter of 2016, we recorded a noncash pretax charge of $278 for the impairment of certain wireless assets that were under construction. These assets primarily related to capitalized costs for wireless sites that are no longer in our construction plans.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $4,953 for 2017, $4,482 for 2016 and $5,025 for 2015. At December 31, 2017, the future minimum rental payments under noncancelable operating leases for the years 2018 through 2022 were $3,945, $3,686, $3,414, $2,968 and $2,659, with $9,256 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. At December 31, 2017, the present value of the future minimum rental payments under capital leases for the years 2018 through 2022 were $142, $90, $100, $103 and $115, with $1,268 due thereafter.